Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 9 – SHORT-TERM BORROWINGS

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2014
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$42,700
Maximum indebtedness during the year	—	42,700
Average balance during the year	41	1,951
Average rate paid during the year	0.54%	0.19%
Interest rate on year end balance	—	0.14%

	At December 31, 2013
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$—
Maximum indebtedness during the year	10,000	—
Average balance during the year	28	—
Average rate paid during the year	0.53%	—
Interest rate on year end balance	—	—

Outstanding during the year represent daily averages. Average interest rates represent interest expense divided by the related average balances.

These borrowing transactions can range from overnight to six months in maturity. The average maturity was one day at December 31, 2014. There were no outstanding short-term borrowings at December 31, 2013.